Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Useful Lives for Property, Plant and Equipment

useful life by the straight-line method. Useful lives for certain property, plant and equipment are as follows:

Buildings	10—40 years
Land improvements	10—20 years
Machinery and equipment	3— 25 years
Furniture and fixtures	10 years